Debt, Alpha Bank Facility (Details) $ in Thousands		12 Months Ended
	Dec. 21, 2023 USD ($)	Dec. 31, 2023 USD ($) Installment	May 06, 2021 USD ($)
Debt [Abstract]
Maximum ratio of debt to market value of fleet		75.00%
Minimum free liquidity per delivered vessel		$ 500
Minimum term of time charter assigned as security		12 months
Alpha Bank Facility [Member]
Debt [Abstract]
Face amount			$ 38,000
Balloon payment payable at maturity		$ 21,500
Asset cover ratio		125.00%
Maximum ratio of debt to market value of fleet		75.00%
Minimum free liquidity per delivered vessel		$ 500
Minimum percentage of voting rights		50.10%
Minimum term of time charter assigned as security		12 months
Amortization of deferred finance fees	$ 225
Alpha Bank Facility [Member] | LIBOR and Term SOFR [Member]
Debt [Abstract]
Basis spread on variable rate		3.00%
Alpha Bank Facility [Member] | August 6, 2021 to August 5, 2024 [Member]
Debt [Abstract]
Number of payment installments | Installment		12
Frequency of periodic payment		quarterly
Installment payment		$ 750
Alpha Bank Facility [Member] | August 6, 2024 to August 5, 2027 [Member]
Debt [Abstract]
Number of payment installments | Installment		12
Frequency of periodic payment		quarterly
Installment payment		$ 625